Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000121227
Shareholder Report [Line Items]
Fund Name	Persimmon Long/Short Fund
Class Name	Class I
Trading Symbol	LSEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Persimmon Long/Short Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.persimmonfunds.com/documents. You can also request this information by contacting us at 1-855-233-8300.
Additional Information Phone Number	1-855-233-8300
Additional Information Website	https://www.persimmonfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	1.92%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.92%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Persimmon Long/Short Fund Class I	30.14%	9.26%	5.43%
HFRX Equity Hedge Index	11.35%	6.01%	3.49%
S&P 500® Index	36.35%	15.98%	13.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 30, 2024
AssetsNet	$ 41,927,487
Holdings Count | Holding	380
Advisory Fees Paid, Amount	$ 485,368
InvestmentCompanyPortfolioTurnover	449.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$41,927,487
Number of Portfolio Holdings	380
Advisory Fee	$485,368
Portfolio Turnover	449%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.5%
Money Market Funds	2.1%
Reit	1.4%
Special Case Securities	0.0%